FAIR VALUE MEASUREMENTS (Details 3) (USD $)	3 Months Ended	9 Months Ended	194 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 28, 2007 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Sep. 30, 2012 Warrants	Sep. 30, 2011 Warrants	Dec. 31, 2011 Warrants	Dec. 31, 2010 Warrants	Dec. 31, 2009 Warrants	Mar. 31, 2012 Economic Rights	Sep. 30, 2012 Economic Rights	Sep. 30, 2012 Economic Rights	Mar. 31, 2012 Economic Rights Minimum	Sep. 30, 2012 Economic Rights Minimum	Mar. 22, 2012 Economic Rights Minimum	Mar. 31, 2012 Economic Rights Maximum	Sep. 30, 2012 Economic Rights Maximum	Mar. 22, 2012 Economic Rights Maximum
Fair value measurements
Amount to be paid as percentage of future litigation settlement amount received												10.00%
Fair value of the liability													$ 1,100,000	$ 1,100,000
Change in fair value of the derivative	63,000	(27,000)	(27,000)										63,000	(27,000)
Fair value of the warrants				6,800,000					51,000	700,000
Warrants Liability
Expected volatility (as a percent)				85.00%					106.00%	121.00%					25.00%	25.00%		75.00%	75.00%
Amount of award or settlement																10,000,000	10,000,000		20,000,000	20,000,000
Timing of cash flows															9 months	3 months		2 years 3 months 7 days	1 year 9 months 7 days
Royalty rate (as a percent)												6.00%	6.00%
Litigation expenses															1,000,000	1,000,000		3,000,000	3,000,000
Risk free interest rate (as a percent)				4.68%					0.25%	1.02%
Expected dividend yield over expected term (as a percent)				0.00%					0.00%
Contractual life				7 years
Expected term							1 year 4 months 17 days		2 years 1 month 17 days	3 years 1 month 17 days
Change in valuation of liability					$ 1,000	$ 400,000	$ 51,000	$ 600,000	$ 629,000	$ (300,000)	$ (300,000)			$ (27,000)